Schedule of VIE's Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 1	$ 0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 2	0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 3	12,989,673
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 4	7,391,365
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 5	2,283,672
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 6	2,655,188
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 7	776,405
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 8	1,556,306
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 9	0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 10	0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 11	22,248,087
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 12	17,742,097
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 13	13,851,481
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 14	14,204,071
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 15	28,571,686
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 16	24,864,098
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 17	28,571,686
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 18	24,864,098
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 19	(6,323,599)
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 20	$ (7,122,001)